DARUMA MID-CAP VALUE FUND
ANNUAL REPORT
JUNE 30, 1999

PORTFOLIO SUMMARY

Portfolio Composition		Value		% of Net Assets
Common Stocks		    "2,483,296 "	93.4%
Cash & Other Net Assets	     "175,521"		6.6
Total Net Assets	    "2,658,817 "	100%

Portfolio Characteristics  (Unaudited)
Weighted Average Market Capitalization	$1.90 	billion
Median Market Capitalization		$1.30 	billlion
Average P/E Ratio			15	x
Average Portfolio Yield			0.8	%

Common Stock Sectors	% of Net Assets
Capital Goods		22.8%
Healthcare		18.2
Consumer Cyclicals	16.7
Consumer Staples	10.5
Technology		10
Energy			6.9
Financial Services	6.3
Basic Materials		2


Top Ten Positions			Value		% of Net Assets
1"Cyberonics, Inc."			"$113,750 "	4.3%
2Dentsply International Inc.		"98,175"	3.7
3Newell Rubbermaid Inc.			"98,115"	3.7
4"Payless Shoesource, Inc."		"96,300"	3.6
5Consolidated Stores Corporation	"94,500"	3.6
6Tosco Corporation			"93,375"	3.5
7"Informix Software, Inc."		"92,812"	3.5
8International Multifoods Corporation	"92,506"	3.5
9Santa Fe Resources Inc.		"90,737"	3.4
10York International Corporation	"89,906"	3.4


DARUMA MID-CAP VALUE FUND

"Schedule of Investments at June 30, 1999"
Common Stocks - 93.4%

Shares					Value
BASIC MATERIALS - 2.0%
"2,400"		AK Steel Holding Corp	"$54,003"
					"54,003"
CAPITAL GOODS - 22.8%
"3,500"	+	Cuno Inc.		"66,938"
"1,500"		Harman International
		Industries Incorporated	"66,000"
"3,370"		"IBP, Inc."		"80,037"
"1,600"		Millipore Corporation	"64,900"
"5,500"	+	"Petsmart, Inc."	"56,031"
"2,800"		Pittston Brinks Group	"74,900"
"3,800"		Sensormatic Electronics
		Corporation		"52,962"
"3,600"		"Stewart & Stevenson
		Services, Inc."		"54,225"
"2,100"		York International
		Corporation		"89,906"
					"605,899"

CONSUMER CYCLICALS- 16.7%
"3,500"		Consolidated Stores
		Corporation		"94,500"
"1,000"		Federal-Mogul
		Corporation		"52,000"
"1,100"		"Harcourt General,
		 Inc."			"56,719"
"2,900"		"Hayes Lemmerz
		International, Inc."	"85,187"
"1,800"	+	"Payless Shoesource,
		 Inc."			"96,300"
"5,700"		The Stride Rite
		Corporation		"58,781"
					"443,487"

CONSUMER STAPLES - 10.5%
"4,100"		International
		Multifoods Corporation	"92,506"
"2,110"		Newell Rubbermaid Inc.	"98,115"
"8,000"	+	"PSS World Medical,
		 Inc"			"89,000"
					"279,621"

ENERGY - 6.9%
"11,900"+	Santa Fe Resources Inc.	"90,737"
"3,600"		Tosco Corporation	"93,375"
					"184,112"
The accompanying notes are an integral part
of the financial statements.

DARUMA MID-CAP VALUE FUND
"Schedule of Investments
at June 30, 1999 (continued)"
Shares			Value
FINANCIAL SERVICES - 6.3%
"1,300"		Associated Banc-Corp	"$53,950"
"2,950"		"Dime Bancorp, Inc."	"59,369"
"1,900"		FirstMerit Corporation	"53,200"
					"166,519"

HEALTHCARE - 18.2%
"1,600"		"Beckman Coulter, Inc."	"77,800"
"9,100"	+	"Cyberonics, Inc."	"113,750"
"3,400"		Dentsply International
		 Inc.			"98,175"
"2,000"		"HCR Manor Care, Inc."	"48,375"
"6,600"	+	"Quorum Health Group,
			Inc."		"82,912"
"2,000"	+	"Wesley Jessen
		VisionCare, Inc."	"63,875"
					"484,887"
TECHNOLOGY - 10.0%
"6,200"	+	"Auspex Systems, Inc."	"67,425"
"17,500"+	"Datatec Systems, Inc."	"52,500"
"2,500"	+	"Genrad, Inc"		"52,031"
"11,000"+	"Informix Software,
		 Inc."			"92,812"
					"264,768"

Total Common Stocks
"  		(Cost $2,465,072)"	"2,483,296"

The accompanying notes are an integral part of the financial statements.

DARUMA MID-CAP VALUE FUND
"Schedule of Investments at June 30, 1999 (continued)"
					Value
TOTAL INVESTMENTS -  93.4%
"  (Cost $2,465,072)"			"$2,483,296"
CASH AND OTHER ASSETS LESS
  LIABILITIES - 6.6%			"175,521"
NET ASSETS - 100%			"$2,658,817"

Notes to Schedule of Investments:

+Non-income producing.

Income Tax Information:
The cost of total investments for federal income tax purposes was "$2,465,072. At June 30, 1999, net unrealized appreciation on""investments was $18,224 consisting of aggregate gross ""unrealized appreciation of $193,094 and aggregate gross""unrealized depreciation of $174,870."
The accompanying notes are an integral part
 of the financial statements.

DARUMA MID-CAP VALUE FUND

"Statement of Assets and Liabilities at June 30, 1999"
ASSETS:
"Investments at value
(identified cost $2,465,072)"		"$2,483,296 "
  (Note 1)
Cash					"54,207"
Receivable for securities sold		"163,779"
Deferred organization costs		"5,555"
Receivable for dividends 		"1,524"
Prepaid expenses and other assets	"20,159"
	TOTAL ASSETS			"2,728,520"
LIABILITIES:
Payable for securities purchased	"53,705"
Accrued expenses			"15,998"
	TOTAL LIABILITIES		"69,703"
	NET ASSETS			"$2,658,817 "

ANALYSIS OF NET ASSETS:
Accumulated net realized
loss on investments			"($166,631)"
Net unrealized appreciation on
 investments				"18,224"
Paid-in capital				"2,807,224"
	NET ASSETS			"$2,658,817 "
PRICING OF SHARES:
"($2,658,817 / 229,807 shares
outstanding)"				$11.57


STATEMENT OF CHANGES IN NET ASSETS
				For the Year	For the Year
				Ended June	Ended June
				"30, 1999"	"30, 1998"
From Investment Operations:
Net investment loss		"($15,508)"	"($11,014)"
Net realized (loss)/gain
on investments			"-166,633"	"234,036"
Net unrealized (depreciation)
 on investments			"-182,776"	"-22,365"
Net (decrease)/increase
in net assets resulting from
operations			"-364,917"	"200,657"
Dividends to Shareholders:
Distributions paid from net
 realized gains			"-82,221"	"-194,028"
From Capital Share
 Transactions:
Net (decrease)/increase in net
 assets from capital
  share transactions (Note 2)	"-87,451"	"1,727,616"
(Decrease)/increase in net
assets				"-534,589"	"1,734,245"
Net Assets:
Beginning of year		"3,193,406"	"1,459,161"
End of year			"2,658,817 "	"3,193,406 "
The accompanying notes are an integral part of
the financial statements.


DARUMA MID-CAP VALUE FUND

"Statement of Operations for the year ended June 30, 1999"
Investment Income
Income:
Dividends			"$25,190 "
Total Income			"25,190"

Expenses:
Investment advisory fee (Note3)	"27,104"
Custodian and transfer
agent fees			"24,241"
Fund accounting fee		"11,601"
Auditing and legal fees		"9,871"
Federal and state
registration fees		"10,790"
Other expenses			"7,181"
Amortization of deferred
 organization costs		"2,250"
				"93,038"

Less:
Fee waived and expenses
reimbursed by Advisor (Note 3)	"-52,340"
Net Expenses			"40,698"

Net Investment Loss		"-15,508"

Net Realized and Unrealized
 Loss on Investments (Note 1)
Net realized loss on investments"-166,633"
Net unrealized depreciation
on investments			"-182,776"

Net realized and unrealized
 loss on investments		"-349,409"
Net Decrease in Net Assets
 Resulting from Operations	"($364,917)"
The accompanying notes are an integral part
 of the financial statements.


FINANCIAL HIGHLIGHTS

This table is presented to show selected data for
a share outstanding throughout the periods and to
assist shareholders in evaluating the Fund's performance.
								For the period
				For the year	For the year	8/16/96 (e)
				ended		ended		through
				6/30/99		6/30/98		6/30/97

"Net Asset Value, Beginning
 of Period"			$13.33 		$12.90 		$10.00
Income from Investment Operations:
Net investment loss (c)		-0.07		-0.07		-0.07
Net realized and unrealized
(loss)/gain on investments	-1.35		2.05		2.98
				-1.42		1.98		2.91
Less Distributions:
Distributions from net
 realized gains			-0.34		-1.55		-0.01
Total Distributions		-0.34		-1.55		-0.01

"Net Asset Value, End of
Period"				$11.57 		$13.33 		$12.90

Total Investment Return		-11%		16%		29%(d)

Ratios/Supplemental Data:
"Net Assets, End of Period"	"2,658,817 "	"3,139,406 "	"$1,459,161 "
Ratio of Expenses to
Average Net Assets (a)		1.50%		1.49%		1.49%	(d)
Ratio of Net Investment Loss
 to Average Net Assets (b)	-0.60%		-0.50%		-0.60%	(d)
Portfolio Turnover Rate		89%		73%		46%

(a)The ratio of expenses to average net assets before waiver of fees and reimbursement of expenses by "the investment adviser would have been 3.43%, 2.97% and 5.10% for the periods ended June 30, 1999, June 30,""1998 and June 30, 1997, respectively."
(b)The ratio of net investment loss to average net assets before waivers and expense reimbursements by the investment "adviser would have been (2.50%),
(2.00%) and (4.21%) for the periods ended June 30, 1999, June 30, 1998 and" "June 30, 1997, respectively."
(c)Calculated using average shares outstanding during the period.
(d)	Not annualized.
(e) 	Commencement of operations.
The accompanying notes are an integral part of the financial statements.

Daruma Mid-Cap Value Fund
Notes to Financial Statements

1.  Summary of Significant Accounting Policies
"Daruma Mid-Cap Value Fund (the "Fund") is a series of The Daruma Funds, Inc., a diversified open-end management company incorporated under the laws of
 Maryland.The Fund commenced operations on August 16, 1996."

The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Valuation of investments:
"Market values for securities listed on an exchange are based upon the latest quoted sales prices as of 4:00 p.m. Eastern time on the valuation date. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities not listed on an exchange are valued at the latest quoted bid price. Temporary cash investments and debt obligations with 60 days or less remaining to maturity are valued at amortized cost, unless the Board of Directors determines that this does not represent fair value. All prices of listed securities are taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available or which are restricted as to sale, and other assets are valued by such methods as the Board of Directors deems in good faith to reflect fair value."

b. Investment transactions and related investment income:
Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are calculated using the identified cost method.

c. Federal Income Taxes:
"As a regulated investment company under Subchapter M of the Internal Revenue
 Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information"."
"The Fund has an unused capital loss carryover of approximately $138,510 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to June 30, 1999. The carryover does not include net realized securities losses from November
1, 1998 through June 30, 1999 which are treated, for Federal income tax purposes, as arising in fiscal 2000. If not applied, the carryover expires in fiscal 2007."

Daruma Mid-Cap Value Fund
Notes to Financial Statements (continued)

d. Distributions to Shareholders:
"Dividends and distributions are recorded on the ex-dividend date and usually paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.  At
June 30, 1999, the Fund reclassified $15,508 from accumulated net investment loss and $2,191 from accumulated net realized loss to paid-in-capital in accordance with generally accepted
accounting principles.   This reclassification had no effect
on net assets."

e. Repurchase agreements:
"The Fund may enter into repurchase agreements with respect to its portfolio securities solely with Firstar Bank, N.A.
(formerly Star Bank, N.A.), the custodian of its investments.
The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements are held by Firstar Bank until maturity of the repurchase agreements. Repurchase agreements could involve certain risks in the event of default or insolvency of Firstar Bank, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities. "

f. Organizational expenses:
"Costs incurred by the Fund in connection with its organization and initial registration of shares of $11,710 have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations."

2. Fund Shares:

"The Board of Directors has authority to issue an unlimited number of shares of capital stock of the Fund, par value $.001. Share transactions were as follows:"

			   For the year ended	 For the year ended
			June 30, 1999		June 30, 1998
			 Shares         Amount	Shares         Amount
Shares Sold		"39,098"	"$447,076""123,544"	"$1,703,586 "
Shares Issued as
reinvested dividends
 and distributions	"   7,169         82,086 ""15,375"	"194,028"
Shares Redeemed		"(56,036)      (616,613) ""-12,469"	"-169,998"
Net (Decrease)/
Increase		"  (9,769)     ($ 87,451)""126,450"	"$1,727,616 "


Daruma Mid-Cap Value Fund
Notes to Financial Statements (continued)

3. Investment Adviser
"Under the Fund's investment advisory agreement with Daruma Asset Management, Inc. (the "Adviser"), the Fund incurred $27,104 in fees which were voluntarily waived by the Adviser for the year ended June 30, 1999. At the Fund's current net asset level, the agreement provides for fees equal to 1% per annum of the Fund's average daily net assets. In addition, the Adviser voluntarily reimbursed other expenses of $25,236 for the year ended June 30, 1999."
4. Purchases and Sales of Securities
"For the year ended June 30, 1999, the cost of purchases and the proceeds from sales of investment securities, other than short-term securities, amounted to $2,339,517 and $2,581,803, respectively."

"Report of Ernst & Young LLP, Independent Auditors"

To the Shareholders and the Board of Directors
Daruma Mid-Cap Value Fund

"We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Daruma Mid-Cap Value Fund as of June 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits."

"We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion."

"In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daruma Mid-Cap Value Fund at June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles."

ERNST & YOUNG LLP

"New York, New York"
6-Aug-99

Federal Income Tax Information (Unaudited)

"In order to meet certain requirements of the Internal Revenue Code, we are advising you that the Fund made capital gain distributions of $82,221 during the fiscal year ended June 30, 1999 which are subject to a maximum rate of 20%. "

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099 DIV which will be sent to you separately in January 2000.